Significant Events - Additional Information (Detail) $ in Millions, R$ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jul. 31, 2024	Jun. 30, 2024 BRL (R$)	Mar. 31, 2024 BRL (R$)	Jan. 25, 2024 USD ($)	Jan. 25, 2024 BRL (R$)	Jun. 30, 2022 USD ($)
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities	$ 2,351	$ 2,351	$ 2,278
Unsecured long term debt	3,600	3,600
Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities | R$					R$ 155.0
Brazilian Social Contribution Levy [Member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment			50.00%
Estimated financial effect of contingent liabilities	200	200	$ 200
Gross provisions	400	400	1,100
Net provisions	200	200	900
Aggregate court deposit paid	200	$ 200	200
Framework agreement [member]
Disclosure of significant events [line items]
Percentage of compensation				50.00%
Samarco dam failure [member]
Disclosure of significant events [line items]
Percentage of charges recognised in Group's results		100.00%
Provision recognized	6,505	$ 6,505	3,681						$ 3,421
Increase (decrease) in provision due to reasonable possible acceleration in forecast of cash flows		$ 125
Percentage of reasonably possible increase in discount rate		0.50%
Increase (decrease) in provision due to reasonably possible increase in discount rate		$ 130
Samarco dam failure [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities						R$ 46.7	$ 8,600	R$ 47.6
Samarco dam failure [member] | Framework agreement [member] | Fundação Renova [member]
Disclosure of significant events [line items]
Maximum funding cap	1,000	1,000
Samarco dam failure [member] | Governance Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities	28,000	28,000			R$ 155.0
Provision recognized	6,505	$ 6,505
Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment		50.00%
Proportion of compensation on excess cash		50.00%
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Brazilian Corporate Income Tax Rate [Member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities	1,000	$ 1,000	1,100
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision recognized	400	400	$ 400
BHP Brasil Ltda [member] | United Kingdom Group Action Complaint [Member]
Disclosure of significant events [line items]
Percentage of proportion payable to claimants				50.00%
BHP Brasil Ltda [member] | Samarco dam failure [member] | Maximum [Member]
Disclosure of significant events [line items]
Commitments amount	925	925
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Investment in Samarco
Dividends received		0
Profits available for distribution	0	$ 0
Percentage of interest in joint venture investment		50.00%
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Commitments funded amount	$ 194
Vale S.A [Member] | United Kingdom Group Action Complaint [Member]
Disclosure of significant events [line items]
Percentage of proportion payable to claimants				50.00%